Lease (Supplemental Balance Sheet Information Related to Operating Leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease right-of-use assets	$ 16,656
Liabilities:
Current lease liabilities	8,616	$ 0
Non-current lease liabilities	5,770
Total operating lease liabilities	$ 14,386